Income Tax Benefit/(Expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (99,630)	$ (87,355)	$ (98,754)
Share-based payments expense	2,836	1,367	1,221
Research and development tax concessions	(894)	(876)	(1,486)
Foreign exchange translation gains/(losses)	313	129	(15)
Contingent consideration	(5,606)	(414)	1,880
Other sundry items	121	97	91
Current year tax expense/(benefit)	(33,119)	(25,904)	(27,935)
Adjustments for current tax of prior periods	(1)	283	(18,412)
Differences in overseas tax rates	13,218	9,397	24,458
Tax benefit not recognized	19,083	6,809	12,934
Change in tax rate on Deferred tax assets	(482)	(3,412)
Change in tax rate on Deferred tax liability	482	3,412
Income tax expense/(benefit) attributable to loss before income tax	(819)	(9,415)	(8,955)
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate of 30% (2020: 30%)	$ (29,889)	$ (26,207)	$ (29,626)